Bond Fund
Bond Fund May 1, 2019
Investment Objective.
The primary investment objective of the Fund is to provide a high level of current income.
The secondary objective is the preservation of shareholders’ capital.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Bond Fund Bond Fund Class USD ($)
Wire transfer charge for redemptions with proceeds less than $5,000.00	$ 50	[1]
[1]	$ 0 - $50

Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bond Fund Bond Fund Class
Management Fees	0.45%
Other Expenses	1.33%
Total Annual Fund Operating Expenses	1.78%
Expense Reimbursement	(1.33%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.45%
[1]	The Adviser contractually agreed beginning as of January 1, 2013 to reimburse or otherwise limit the Fund’s total operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities) to its investment management fees. This contractual obligation continues in effect until April 30, 2020, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1. The Example below reflects the expense reimbursement for the first year only.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Bond Fund | Bond Fund Class | USD ($)	46	439	872	2,158

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Bond Fund | Bond Fund Class | USD ($)	46	439	872	2,158

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 13.70% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests primarily in publicly-traded, investment-grade debt securities.
  At least 80% of the Fund’s total assets are invested in investment grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.
  Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
  The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
  Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels.
  Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security. Mortgage-backed securities issued by private corporations generally have more credit risk than securities issued by U.S. Government agencies.
  Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
  Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Non-investment grade debt risk: Non-investment grade debt obligations, known as “high yield” or “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
  Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at http://www.institutionalfunds.com or by calling 1-800-914-8716.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Third quarter 2009	3.90%
Worst	Second quarter 2013	(2.62)%

Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - Bond Fund	Past One Year	Past Five Years	Past Ten Years	Inception Date
Bond Fund Class	0.31%	2.97%	3.98%	May 01, 1996
Bond Fund Class | Return after taxes on distributions	(0.88%)	1.47%	2.55%	May 01, 1996
Bond Fund Class | Return after taxes on distributions and sales of shares	0.18%	1.61%	2.51%	May 01, 1996
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Returns after taxes on distributions and sales of Fund shares may be higher than other measures of returns for the same period due to an assumed tax benefit of realizing a capital loss upon the sale of Fund shares at the end of the measurement period.